Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - Financial assets at FVOCI - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Opening balance as at 1 January	€ 31,625	€ 30,635
Additions	19,995	18,806
Amortisation	31	(18)
Transfers and reclassifications	5	10
Changes in unrealised revaluations	725	(3,295)
Impairments	(1)
Reversals of impairments	6	3
Disposals and redemptions	(11,913)	(14,526)
Exchange rate differences	651	10
Changes in the composition of the group and other changes	(6)	1
Closing balance	41,116	31,625
FVOCI equity securities
Disclosure Of Financial Assets [Line Items]
Opening balance as at 1 January	1,887	2,457
Additions	28	17
Amortisation
Transfers and reclassifications	5	10
Changes in unrealised revaluations	68	(65)
Impairments
Reversals of impairments
Disposals and redemptions	(2)	(492)
Exchange rate differences	(100)	(39)
Changes in the composition of the group and other changes
Closing balance	1,885	1,887
FVOCI debt instruments
Disclosure Of Financial Assets [Line Items]
Opening balance as at 1 January	29,739	28,178
Additions	19,967	18,789
Amortisation	31	(18)
Transfers and reclassifications
Changes in unrealised revaluations	657	(3,230)
Impairments	(1)
Reversals of impairments	6	3
Disposals and redemptions	(11,912)	(14,034)
Exchange rate differences	751	49
Changes in the composition of the group and other changes	(6)	1
Closing balance	€ 39,231	€ 29,739